Code of Ethics	12 Months Ended
Jun. 30, 2024
Code of Ethics
Code of Ethics

B. Code of Ethics

We have adopted a code of ethics that applies to our directors, officers and employees. Our code of ethics is posted on our website www.cresud.com.ar. In 2005, our Code of Ethics was amended by our Board of Directors. The amendment was reported in a report on Form 6-K in August 2005.

If we make any substantive amendment to the code of ethics or grant any waivers, including any implicit waiver to any of its provisions, we will disclose the nature of such amendment or waiver in a report on Form 6-K or in our next Annual Report and we will post it on our website.

In 2023, we adopted our incentive compensation clawback policy. For more information, see Exhibit 97 to this Annual Report.